Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Select Risk: Moderately Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–100.09%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Alternative Funds–5.01%
Invesco Global Real Estate Income Fund, Class R6	1.88%	$6,832,193	$1,105,894	$(767,577)	$(1,808,389)	$39,072	$115,299	721,121	$5,401,193
Invesco Macro Allocation Strategy Fund, Class R6	3.13%	12,205,700	432,952	(2,373,776)	(885,074)	(359,230)	—	1,186,917	9,020,572
Total Alternative Funds		19,037,893	1,538,846	(3,141,353)	(2,693,463)	(320,158)	115,299		14,421,765
Domestic Equity Funds–20.67%
Invesco Discovery Mid Cap Growth Fund, Class R6	2.89%	16,600,843	3,638,709	(7,086,339)	(3,693,241)	(1,151,456)	—	335,156	8,308,516
Invesco Main Street Small Cap Fund, Class R6	1.44%	5,624,496	327,683	(588,983)	(1,202,269)	(14,947)	—	250,059	4,145,980
Invesco Russell 1000 Dynamic Multifactor ETF	5.26%	16,154,541	5,400,388	(2,283,385)	(4,100,395)	(47,859)	173,324	387,181	15,123,290
Invesco S&P 500® Low Volatility ETF	4.06%	9,006,795	7,354,299	(2,513,596)	(2,223,920)	40,675	186,269	201,699	11,664,253
Invesco S&P 500® Pure Growth ETF	3.71%	13,878,913	3,951,788	(2,707,832)	(4,394,335)	(47,285)	52,308	73,888	10,681,249
Invesco S&P 500® Pure Value ETF	2.35%	7,489,546	2,470,590	(2,119,771)	(1,479,208)	382,314	118,219	96,556	6,743,471
Invesco S&P SmallCap Low Volatility ETF	0.96%	5,734,588	139,845	(2,143,291)	(1,522,415)	549,674	84,749	67,991	2,758,401
Total Domestic Equity Funds		74,489,722	23,283,302	(19,443,197)	(18,615,783)	(288,884)	614,869		59,425,160
Fixed Income Funds–57.73%
Invesco 1-30 Laddered Treasury ETF	14.63%	37,830,314	20,187,786	(6,373,472)	(8,721,303)	(849,240)	537,917	1,454,341	42,074,085
Invesco Core Plus Bond Fund, Class R6	14.16%	51,799,306	3,365,088	(4,616,007)	(9,244,292)	(598,686)	1,027,618	4,548,090	40,705,409
Invesco Fundamental High Yield® Corporate Bond ETF	4.08%	17,155,842	422,874	(3,460,849)	(2,112,839)	(272,858)	347,006	714,070	11,732,170
Invesco Income Fund, Class R6	1.83%	10,394,838	447,536	(4,724,714)	(878,753)	27,707	184,660	753,450	5,266,614
Invesco International Bond Fund, Class R6	3.03%	21,220,026	664,974	(9,746,837)	(2,259,969)	(1,170,018)	345,327	2,221,474	8,708,176
Invesco Master Loan Fund, Class R6	5.47%	17,007,538	1,545,051	(1,870,785)	(923,824)	(44,986)	740,335	1,035,849	15,712,994
Invesco Taxable Municipal Bond ETF	9.10%	45,510,013	3,175,113	(13,456,089)	(6,837,201)	(2,222,962)	745,309	1,020,229	26,168,874
Invesco Variable Rate Investment Grade ETF	5.43%	11,337,119	7,833,158	(3,281,275)	(251,568)	(21,830)	180,087	634,265	15,615,604
Total Fixed Income Funds		212,254,996	37,641,580	(47,530,028)	(31,229,749)	(5,152,873)	4,108,259		165,983,926
Foreign Equity Funds–16.46%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	1.47%	—	5,207,654	(375,661)	(588,677)	(13,053)	—	152,113	4,230,263
Invesco Developing Markets Fund, Class R6	1.93%	13,103,674	1,614,103	(5,541,001)	(1,195,959)	(2,439,892)	—	174,793	5,540,925
Invesco Global Fund, Class R6	5.82%	28,629,662	6,305,768	(7,697,156)	(8,455,771)	(2,055,096)	—	214,922	16,727,407
Invesco Global Infrastructure Fund, Class R6	0.92%	4,028,327	103,660	(922,681)	(678,286)	114,445	45,988	247,935	2,645,465
Invesco International Select Equity Fund, Class R6	1.19%	9,313,876	797,251	(4,239,700)	(955,337)	(1,494,060)	—	405,454	3,422,030
Invesco International Small-Mid Company Fund, Class R6	0.88%	6,733,606	782,999	(2,735,650)	(1,850,511)	(411,643)	—	74,499	2,518,801
Invesco RAFI™ Strategic Developed ex-US ETF	1.87%	3,699,040	3,934,906	(681,185)	(1,562,994)	(2,921)	157,654	231,792	5,386,846
Invesco S&P Emerging Markets Low Volatility ETF	1.43%	—	5,215,376	(99,959)	(1,005,956)	(9,463)	105,721	195,331	4,099,998
Invesco S&P International Developed Low Volatility ETF	0.95%	7,543,112	240,652	(4,131,110)	(1,238,563)	331,599	150,207	111,387	2,745,690
Total Foreign Equity Funds		73,051,297	24,202,369	(26,424,103)	(17,532,054)	(5,980,084)	459,570		47,317,425
Money Market Funds–0.22%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(c)	0.08%	1,125,363	23,195,774	(24,100,240)	—	—	2,154	220,897	220,897
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.09%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(c)	0.05%	$639,870	$16,568,413	$(17,058,702)	$24	$628	$1,939	150,203	$150,233
Invesco Treasury Portfolio, Institutional Class, 2.87%(c)	0.09%	1,286,129	26,509,457	(27,543,133)	—	—	2,968	252,453	252,453
Total Money Market Funds		3,051,362	66,273,644	(68,702,075)	24	628	7,061		623,583
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $321,276,470)	100.09%	381,885,270	152,939,741	(165,240,756)	(70,071,025)	(11,741,371)	5,305,058		287,771,859

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.01%(c)(d)	—	1,306,080	46,507,851	(47,813,931)	—	—	33,931(e)	—	—
Invesco Private Prime Fund, 3.11%(c)(d)	—	2,978,648	106,697,843	(109,674,363)	—	(2,128)	92,606(e)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	4,284,728	153,205,694	(157,488,294)	—	(2,128)	126,537		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $321,276,470)	100.09%	$386,169,998	$306,145,435	$(322,729,050)	$(70,071,025)	$(11,743,499)	$5,431,595		$287,771,859
OTHER ASSETS LESS LIABILITIES	(0.09)%								(256,801)
NET ASSETS	100.00%								$287,515,058
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$287,148,276	$—	$—	$287,148,276
Money Market Funds	623,583	—	—	623,583
Total Investments	$287,771,859	$—	$—	$287,771,859
Invesco Select Risk: Moderately Conservative Investor Fund